Balances and Transactions With Related Parties and Key Officers (Schedule of Compensation of Officers of Company) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Officers	Dec. 31, 2020 USD ($) Officers	Dec. 31, 2019 USD ($) Officers
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	[1]	$ 1,788	$ 1,993	$ 2,533
Share-based compensation		518	467	565
Compensation of officers		$ 2,306	$ 2,460	$ 3,098
Number of officers | Officers		5	5	7

[1]	The amount for 2019 includes one-time payments for previous-CEO on the amount of $196.